Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of weighted average aggregate ordinary shares

For the purpose of the combined and consolidated financial statements, the number of ordinary shares for the financial years ended December 31, 2024 and 2023 respectively represents the weighted average aggregate ordinary shares issued of the Group.

	2024	2023

Earnings used in the calculation of basic and diluted EPS (USD)	539,214	886,588

Number of ordinary shares for the purpose of basic and diluted EPS	10,000	10,000

Basic and diluted EPS (USD)	53.92	88.66